Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Asset Acquisition [Abstract]
Schedule of Purchase Prices of the Assets	The purchase prices of the assets as of the acquisition date are as follows:
Land use rights	$3,654,545
Plant, property and equipment – buildings	1,853,556
Total assets acquired	5,508,101
Deferred tax liabilities	(199,813)
Net assets acquired	$5,308,288